Provision for de-characterization of dam structures and asset retirement obligations (Details 2) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Balance at the beginning	$ 4,279
Disbursements	(121)
Revision to estimates	(184)
Monetary and present value adjustments	77
Translation adjustment	(349)
Balance at the end	3,702
Provision for decommissioning, restoration and rehabilitation costs [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	3,779
Disbursements	(85)
Revision to estimates	(201)
Monetary and present value adjustments	65
Translation adjustment	(294)
Balance at the end	3,264
Other environment related provision [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	500
Disbursements	(36)
Revision to estimates	17
Monetary and present value adjustments	12
Translation adjustment	(55)
Balance at the end	$ 438